Preferred Stock - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended		12 Months Ended
	Mar. 27, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Aug. 11, 2011	Dec. 31, 2011 Series A Preferred Stock	Mar. 27, 2009 Series A Preferred Stock	Mar. 27, 2009 Series B Preferred Stock	Dec. 31, 2011 Series B Preferred Stock	Dec. 31, 2009 Series B Preferred Stock	Dec. 31, 2011 Series And B Preferred Stock	Dec. 31, 2009 Series And B Preferred Stock	Dec. 31, 2009 There After Series A Preferred Stock	Dec. 31, 2009 First Five Years Series A Preferred Stock	Aug. 31, 2011 SBLF Preferred Stock	Dec. 31, 2012 SBLF Preferred Stock	Aug. 11, 2011 SBLF Preferred Stock	Dec. 31, 2012 SBLF Preferred Stock First Quarter	Dec. 31, 2012 SBLF Preferred Stock Second Through Ninth Quarter Minimum	Dec. 31, 2012 SBLF Preferred Stock Second Through Ninth Quarter Maximum	Dec. 31, 2012 SBLF Preferred Stock Tenth Quarter Through Four and One Half Years Minimum	Dec. 31, 2012 SBLF Preferred Stock Tenth Quarter Through Four and One Half Years Maximum	Dec. 31, 2012 SBLF Preferred Stock There After
Class of Stock [Line Items]
Preferred stock, shares issued							4,000
Preferred stock, no par
Preferred stock, liquidation value							$ 1,000	$ 1,000									$ 1,000
Preferred stock, value							$ 4,000
Preferred stock to purchase by warrant								200.002
Exercise price of warrant								0.01
Terms of warrant										10 years
Cashless exercise of warrants										200
Redemption of preferred stock - Series A and B			4,200								4,200
Cumulative dividend rate per 360-day year										9.00%			9.00%	5.00%				1.00%	1.00%	5.00%	1.00%	7.00%	9.00%
Proceeds received from the U.S. Treasury Department to Preferred Stock			9,000	4,000
Preferred stock redeemed period												5 years
Discount rate assumed in allocation of proceeds												12.00%
Preferred stock accreted period	5 years
Preferred stock, redemption amount							4,000	200
Aggregate accretion from (to) retained earnings						150			(20)
Preferred Stock Amortized Period								5 years
Stock issued, shares															9,000
Stock issued, total purchase price															9,000
Fund established under Small Business Jobs Act of 2010					30,000,000
Assets of qualified community banks under Small Business Jobs Act of 2010					10,000,000
Quarterly lending incentive fee		0.50%
Preferred stock, redemption price																100.00%
Tier 1 Dividend Threshold reduction for each one percent increase in QSBL		10.00%
Proceeds from sale of Preferred Stock used to redeem preferred stock - Series A and B																$ 4,252